Net Debt - Summary of Loans and Other Borrowings and Currency Swaps, Excluding Bank Overdrafts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 2,778	$ 2,573
Cash flows	1,354	68
Exchange adjustment	213	33
Acquisition of businesses		25
Disposal	(19)
Other	(143)	79
Ending balance	4,183	2,778
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	680	670
Cash flows	(65)	(59)
Exchange adjustment	(2)	1
Acquisition of businesses		25
Disposal	(19)
Other	(144)	43
Ending balance	450	680
Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	20	(7)
Other		27
Ending balance		20
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	125
Cash flows	(125)	127
Exchange adjustment		(2)
Ending balance		125
GBP173m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	528
Cash flows	(290)
Other	(3)
Ending balance	235	528
EUR500m 1.625% bonds 2024 [member]
Disclosure of detailed information about borrowings [line items]
Cash flows	585
Exchange adjustment	26
Ending balance	611
GBP400m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	528	509
Exchange adjustment		18
Other		1
Ending balance		528
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	399	385
Exchange adjustment	13	13
Other	1	1
Ending balance	413	399
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	462	447
Exchange adjustment	16	15
Other	1
Ending balance	479	462
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	564	569
Exchange adjustment	53	(12)
Other	1	7
Ending balance	618	564
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Cash flows	511
Exchange adjustment	29
Other	2
Ending balance	542
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Cash flows	738
Exchange adjustment	78
Other	2
Ending balance	818
Loans and other borrowings before currency swaps (excluding bank overdrafts) [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,758	2,580
Cash flows	1,354	68
Exchange adjustment	213	33
Acquisition of businesses		25
Disposal	(19)
Other	(140)	52
Ending balance	4,166	2,758
Exchange of principal [member] | Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	20
Cash flows	(3)
Ending balance	17	20
Initial fee received [member] | Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	0
Cash flows	3
Other	$ (3)
Ending balance		$ 0